LEASE - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Lease Term	5 years
Operating lease asset		$ 328
Operating lease expense	$ 158	$ 160	$ 133